Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Leases from Related Parties	The table below sets forth the major related parties and their relationships with the Group as of September 30, 2022 and 2023:
Name	Relationship
Mr. Chan Ming Dave	Founder, ultimate shareholder

Ms. Yam Fung Yee Carrie	Founder’s family member

Exceptional Engineering Limited	Shareholder who owned 95% and 70.19% of the equity interest of the Company as of September 30, 2022 and 2023, respectively

Schedule of Amounts Due from Related Parties	Amounts due from related parties represented current accounts with related parties, which are used for daily operations, as follows:
	As of September 30,
	2022	2023
	HK$	HK$
Exceptional Engineering Limited	15,210	—
Ms. Yam Fung Yee Carrie	7,600	—
	22,810	—

Schedule of Amount Due to Related Party	Amount due to a related party represented a current account with a related party, which is used for daily operations, as follows:
	As of September 30,
	2022	2023
	HK$	HK$
Mr. Chan Ming Dave	195,958	—

Schedule of Leases from Related Parties	The details of leases from related parties in effect as of September 30, 2023 are as below:
		Rent Period
Lessee	Lessor	From	To	Monthly Rental
				HK$
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2023	March 31, 2024	37,500
Shine Union	Mr. Chan Ming Dave	April 1, 2023	March 31, 2024	13,000
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2023	March 31, 2024	20,000